UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Small Cap Dividend Growth Fund (Series I)

Sit ESG Growth Fund (Series J)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Balanced Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 61.3%
Communications - 0.9%
Verizon Communications, Inc.	7,150	381,738

Consumer Durables - 0.8%
Electronic Arts, Inc. *	2,600	313,274

Consumer Non-Durables - 2.5%
Estee Lauder Cos., Inc. - Class A	3,250	472,290
PepsiCo, Inc.	2,975	332,605
VF Corp.	2,250	210,262

		1,015,157

Consumer Services - 5.4%
Carnival Corp.	4,550	290,153
Marriott International, Inc.	2,350	310,270
McDonald’s Corp.	1,175	196,566
Starbucks Corp.	5,950	338,198
Visa, Inc.	5,675	851,761
Walt Disney Co.	1,400	163,716

		2,150,664

Electronic Technology - 7.2%
Apple, Inc.	4,850	1,094,839
Applied Materials, Inc.	8,900	343,985
Arista Networks, Inc. *	625	166,162
Broadcom, Inc.	1,710	421,908
Ciena Corp. *	5,650	176,506
Intel Corp.	7,150	338,124
NVIDIA Corp.	975	273,994
Skyworks Solutions, Inc.	1,025	92,978

		2,908,496

Energy Minerals - 3.4%
Chevron Corp.	1,350	165,078
Continental Resources, Inc. *	3,750	256,050
EOG Resources, Inc.	1,200	153,084
Marathon Petroleum Corp.	5,400	431,838
Occidental Petroleum Corp.	2,825	232,130
Pioneer Natural Resources Co.	650	113,224

		1,351,404

Finance - 7.3%
Ameriprise Financial, Inc.	1,200	177,192
Bank of America Corp.	12,350	363,831
Chubb, Ltd.	2,500	334,100
First Republic Bank	2,450	235,200
Goldman Sachs Group, Inc.	1,350	302,724
Invesco, Ltd.	4,350	99,528
JPMorgan Chase & Co.	5,400	609,336
KeyCorp	8,400	167,076
Prudential Financial, Inc.	2,700	273,564
T Rowe Price Group, Inc.	1,900	207,442
US Bancorp	3,150	166,352

		2,936,345

Name of Issuer	Quantity	Fair Value ($)

Health Services - 1.9%
Centene Corp. *	1,175	170,116
UnitedHealth Group, Inc.	2,175	578,637

		748,753

Health Technology - 5.0%
AbbVie, Inc.	4,250	401,965
Alexion Pharmaceuticals, Inc. *	550	76,455
Boston Scientific Corp. *	7,900	304,150
Celgene Corp. *	1,200	107,388
Edwards Lifesciences Corp. *	1,050	182,805
Johnson & Johnson	2,400	331,608
Pfizer, Inc.	4,100	180,687
Thermo Fisher Scientific, Inc.	1,700	414,936

		1,999,994

Process Industries - 2.8%
DowDuPont, Inc.	5,750	369,782
Ecolab, Inc.	2,450	384,111
Sherwin-Williams Co.	850	386,928

		1,140,821

Producer Manufacturing - 5.3%
3M Co.	1,025	215,978
Deere & Co.	900	135,297
General Dynamics Corp.	700	143,304
Honeywell International, Inc.	1,850	307,840
Ingersoll-Rand, PLC	1,850	189,255
Parker-Hannifin Corp.	1,550	285,092
Raytheon Co.	2,250	464,985
Rockwell Automation, Inc.	700	131,264
United Technologies Corp.	1,700	237,677

		2,110,692

Retail Trade - 4.1%
Amazon.com, Inc. *	420	841,260
Home Depot, Inc.	2,200	455,730
TJX Cos., Inc.	1,850	207,237
Ulta Beauty, Inc. *	555	156,577

		1,660,804

Technology Services - 12.0%
Accenture, PLC	1,600	272,320
Adobe Systems, Inc. *	2,300	620,885
Alphabet, Inc. - Class A *	450	543,186
Alphabet, Inc. - Class C *	255	304,335
Autodesk, Inc. *	1,600	249,776
Booking Holdings, Inc. *	160	317,440
Cognizant Technology Solutions Corp.	2,525	194,804
Facebook, Inc. *	2,425	398,815
Microsoft Corp.	8,175	934,975
PayPal Holdings, Inc. *	3,800	333,792

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Balanced Fund (Continued)

Name of Issuer	Quantity /Principal Amount ($)	Fair Value ($)

Red Hat, Inc. *	1,700	231,676
salesforce.com, Inc. *	2,475	393,599

		4,795,603

Transportation - 2.1%
Delta Air Lines, Inc.	5,400	312,282
FedEx Corp.	1,150	276,908
Union Pacific Corp.	1,450	236,104

		825,294

Utilities - 0.6%
NextEra Energy, Inc.	1,350	226,260

Total Common Stocks (cost: $16,165,435)		24,565,299

Bonds - 32.0%

Asset-Backed Securities - 2.1%
Bayview Opportunity Master Fund, 2017-SPL1 A, 4.00%, 10/28/64 1, [4]	74,797	74,947
Credit Suisse First Boston Mortgage Corp., 2005-AGE1 M3, 1 Mo. Libor + 0.65, 2.87%, 2/25/32 [1]	74,989	74,670
Element Rail Leasing II, LLC, 2016-1A B1, 5.93%, 3/19/46 [4]	75,000	76,308
Irwin Home Equity Corp., 2005-1 M1, 5.92%, 6/25/35 [14]	40,368	40,712
New Century Home Equity Loan Trust, 2005-A A4W, 4.70%, 8/25/35 [14]	11,033	11,225
Octagon Investment Partners 24, Ltd., 3 Mo. Libor + 0.90, 3.21%, 5/21/27 1, [4]	125,000	124,852
OSCAR US Funding Trust VII, LLC:
2017-2A A3, 2.45%, 12/10/21 [4]	150,000	147,853
2017-2A A4, 2.76%, 12/10/24 [4]	100,000	97,626
Small Business Administration:
2008-20A 1, 5.17%, 1/1/28	51,708	53,502
2007-20H 1, 5.78%, 8/1/27	50,708	52,499
World Omni Auto Receivables Trust, 2018-A B, 2.89%, 4/15/25	100,000	98,471

		852,665

Collateralized Mortgage Obligations - 8.1%
Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	136,576	128,053
2017-M7 A2, 2.96%, 2/25/27 [1]	250,000	238,065
2018-M10 A2, 3.50%, 7/25/28 [1]	150,000	147,297
2004-10 ZB, 6.00%, 2/25/34	116,682	132,398
2003-34 A1, 6.00%, 4/25/43	42,706	46,738
2004-T1 1A1, 6.00%, 1/25/44	35,867	38,730
1999-17 C, 6.35%, 4/25/29	18,054	19,054
2001-82 ZA, 6.50%, 1/25/32	23,750	25,705
2009-30 AG, 6.50%, 5/25/39	65,951	70,451
2013-28 WD, 6.50%, 5/25/42	66,554	72,771
2004-T1 1A2, 6.50%, 1/25/44	124,046	136,705

Name of Issuer	Principal Amount ($)	Fair Value ($)

2004-W9 2A1, 6.50%, 2/25/44	21,618	23,690
2015-88 CJ, 6.50%, 7/25/44	142,464	155,010
2010-108 AP, 7.00%, 9/25/40	3,060	3,491
2004-T3, 1A3, 7.00%, 2/25/44	10,376	11,590
1993-21 KA, 7.70%, 3/25/23	42,692	45,270
Freddie Mac:
4729 AG, 3.00%, 1/15/44	100,000	92,345
4784 BV, 3.50%, 12/15/32	100,000	97,453
4480 VY, 3.50%, 6/15/35	150,000	148,806
K078 A2, 3.85%, 6/25/28	150,000	152,814
4293 BA, 5.35%, 10/15/47 [1]	20,451	21,177
2102 Z, 6.00%, 12/15/28	177,270	189,339
2122 ZE, 6.00%, 2/15/29	84,967	92,032
2126 C, 6.00%, 2/15/29	57,112	61,143
2485 WG, 6.00%, 8/15/32	56,814	61,400
2480 Z, 6.00%, 8/15/32	48,444	53,125
2575 QE, 6.00%, 2/15/33	25,001	27,288
2771 NL, 6.00%, 3/15/34	123,010	136,567
2980 QA, 6.00%, 5/15/35	33,143	36,129
2283 K, 6.50%, 12/15/23	10,985	11,548
2357 ZJ, 6.50%, 9/15/31	26,094	29,068
T-59 1A1, 6.50%, 10/25/43	78,326	89,002
4520 HM, 6.50%, 8/15/45	52,466	60,116
1142 IA, 7.00%, 10/15/21	47,832	49,498
3946 KW, 7.00%, 11/15/29	4,154	4,304
3704 CT, 7.00%, 12/15/36	23,511	26,265
2238 PZ, 7.50%, 6/15/30	20,167	22,703
Government National Mortgage Association:
2009-35 NZ, 5.50%, 5/16/39	92,991	99,705
2002-57 BC, 6.00%, 8/20/32	30,788	33,380
2002-57 DC, 6.00%, 8/20/32	25,101	27,360
2015-80 BA, 6.98%, 6/20/45 [1]	42,790	47,870
2014-69 W, 7.25%, 11/20/34 [1]	41,630	46,240
2013-133 KQ, 7.29%, 8/20/38 [1]	37,699	42,059
2005-74 HA, 7.50%, 9/16/35	20,510	22,019
New Residential Mortgage Loan Trust, 2016-2A B3, 5.68%, 11/26/35 1, [4]	45,495	48,071
Sequoia Mortgage Trust, 2012-1 B1, 4.28%, 1/25/42 [1]	67,657	67,567
Vendee Mortgage Trust:
2008-1 B, 6.78%, 3/15/25 [1]	17,142	18,849
1994-2 2, 8.61%, 5/15/24 [1]	16,477	17,415

		3,227,675

Corporate Bonds - 9.6%
Air Canada 2015-1 Trust, 3.60%, 3/15/27 [4]	86,375	83,671
Alphabet, Inc., 3.63%, 5/19/21	50,000	50,787
American Airlines 2015-2 Trust, 4.00%, 9/22/27	101,385	101,005
American Airlines 2016-2 Trust, 3.20%, 6/15/28	92,200	87,760
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	50,000	50,566

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Arrow Electronics, Inc., 3.88%, 1/12/28	50,000	46,574
Bank of America Corp., 3 Mo. Libor + 0.79, 3.11%, 3/5/24 [1]	100,000	99,934
Bank of New York Mellon Corp., 3 Mo. Libor + 1.05, 3.39%, 10/30/23 [1]	100,000	101,996
Barclays Bank, PLC, 3.87%, 3/16/23 [1]	150,000	147,150
Capital One, 3 Mo. Libor + 1.15, 3.49%, 1/30/23 [1]	100,000	101,092
Central Fidelity Capital Trust I (Subordinated), 3 Mo. Libor + 1.00, 3.34%, 4/15/27 [1]	175,000	166,250
Doric Nimrod Air Alpha 2013-1 Trust, 5.25%, 5/30/23 [4]	54,834	56,068
Doric Nimrod Air Finance Alpha 2012-1
Trust, 5.13%, 11/30/22 [4]	43,336	43,987
Duke Energy Florida, LLC, 2.54%, 9/1/29	50,000	45,431
Fifth Third Bank, 3 Mo. Libor + 0.44, 2.77%, 7/26/21 [1]	100,000	100,190
First Maryland Capital II, 3 Mo. Libor + 0.85, 3.19%, 2/1/27 [1]	100,000	93,500
FMR, LLC, 7.57%, 6/15/29 [4]	100,000	128,108
General Mills, Inc., 3 Mo. Libor + 1.01, 3.35%, 10/17/23 [1]	100,000	100,756
Guardian Life Insurance Co. of America (Subordinated), 4.85%, 1/24/77 [4]	38,000	37,254
Hawaiian Airlines 2013-1, 3.90%, 1/15/26	149,786	147,165
HSBC Holdings, PLC, 3 Mo. Libor + 1.00, 3.32%, 5/18/24 [1]	100,000	99,823
ITT, LLC, 7.40%, 11/15/25	25,000	29,984
Johnson & Johnson, 5.95%, 8/15/37	150,000	188,395
JPMorgan Chase & Co., 3 Mo. Libor + 0.73, 3.08%, 4/23/24 [1]	50,000	49,775
Lowe’s Cos, Inc., 3.10%, 5/3/27	150,000	143,150
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64, 2.96%, 12/1/21 [1]	150,000	149,645
MetLife, Inc., 3.60%, 4/10/24	50,000	50,177
Northern Trust Corp. (Subordinated), 3 Mo. Libor + 1.13, 3.38%, 5/8/32 [1]	150,000	139,817
Sammons Financial, 7.00%, 10/15/43 [4]	75,000	89,413
Security Benefit Life Insurance Co. (Subordinated), 7.45%, 10/1/33 [4]	100,000	118,606
Spirit Airlines 2015-1A Trust, 4.10%, 4/1/28	129,588	129,102
Tencent Holdings, Ltd., 3 Mo. Libor + 0.61 0.61, 2.95%, 1/19/23 1, [4]	100,000	99,658
United Airlines 2014-1 Class A Pass
Through Trust, 4.00%, 4/11/26	108,278	109,408
United Airlines 2015-1 Trust, 3.70%, 12/1/22	200,000	197,460
United Insurance Holdings Corp., 6.25%, 12/15/27	100,000	101,729

Name of Issuer	Principal Amount ($)	Fair Value ($)

United Parcel Service, Inc., 3 Mo. Libor + 0.45, 2.85%, 4/1/23 [1]	100,000	100,411
USF&G Capital (Subordinated), 8.31%, 7/1/46 [4]	100,000	138,841
Zoetis, Inc., 3 Mo. Libor + 0.44, 2.76%, 8/20/21 [1]	100,000	100,173

		3,824,811

Federal Home Loan Mortgage Corporation - 0.9%
5.00%, 10/1/43	113,124	121,719
6.50%, 2/1/22	29,596	30,494
7.50%, 7/1/29	151,723	170,654
8.00%, 2/1/34	17,955	20,604
8.38%, 5/17/20	597	601
8.50%, 9/1/24	26,586	27,673

		371,745

Federal National Mortgage Association - 3.6%
2.71%, 4/1/25	150,000	144,257
3.10%, 2/1/28	125,000	120,419
3.34%, 2/1/28	175,000	171,168
3.76%, 7/1/28	100,000	100,997
4.50%, 8/1/40	52,402	53,299
5.00%, 2/1/33	30,361	31,500
5.50%, 10/1/33	106,976	115,328
6.00%, 2/1/38	58,547	63,632
6.09%, 11/1/43	37,745	40,648
6.50%, 2/1/24	28,089	29,076
6.50%, 9/1/27	67,088	73,551
6.50%, 6/1/40	150,000	167,062
7.00%, 1/1/32	11,567	12,115
7.00%, 3/1/33	32,583	35,770
7.00%, 12/1/38	66,047	72,058
8.00%, 6/1/24	16,743	17,796
8.00%, 1/1/31	14,349	14,473
8.00%, 2/1/31	20,660	23,730
8.00%, 9/1/37	69,831	82,081
8.46%, 7/15/26	4,266	4,594
8.50%, 10/1/30	29,407	33,337
10.00%, 6/1/31	44,023	47,878

		1,454,769

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

Government National Mortgage Association - 1.6%
5.00%, 5/20/48	149,317	158,567
5.75%, 12/15/22	46,569	48,158
6.00%, 4/15/29	47,130	51,482
6.00%, 2/15/36	122,391	134,784
6.00%, 7/15/38	68,629	74,148
6.50%, 11/20/38	30,821	34,538
7.00%, 12/15/24	13,435	13,989
7.00%, 11/20/27	17,211	19,201
7.00%, 9/20/29	44,997	50,080
7.00%, 9/20/38	14,526	16,652
7.50%, 4/20/32	36,534	40,767
8.00%, 7/15/24	12,722	13,332

		655,698

Taxable Municipal Securities - 4.7%
Alaska Muni Bond Bank, 5.99%, 9/1/25	50,000	51,785
Bucks Co. Industrial Dev. Auth., 4.00%, 10/1/21	100,000	99,861
City of New Haven CT, 4.33%, 8/1/27	155,000	157,240
Idaho State Building Auth., 4.12%, 9/1/39	100,000	99,656
Illinois Hsg. Dev. Auth, 3.20%, 12/1/43	98,874	95,417
Iowa Student Loan Liq., 3.75%, 12/1/33 [8]	100,000	97,508
Kentucky Higher Edu. Student Loan Corp., 3.92%, 6/1/32	50,000	48,464
Kentucky Higher Edu. Student Loan Corp. (Subordinated), 5.27%, 6/1/36	100,000	98,424
Louisiana Housing Corp., 3.05%, 12/1/38	30,283	29,106
Massachusetts Edu. Auth., 4.00%, 1/1/32	25,000	25,390
Massachusetts Edu. Auth., 4.41%, 7/1/34	50,000	49,682
Montana Fac. Fin. Auth., 4.37%, 8/15/38	100,000	98,805
Multistate Liquidating Trust No. 1, 3.11%, 12/15/28 4, [17]	29,000	26,613
NC Turnpike Auth., 6.70%, 1/1/39	75,000	75,739
Oklahoma Dev. Fin. Auth., 4.10%, 6/1/37	100,000	98,634
Philadelphia G.O., 4.63%, 11/1/38	150,000	150,348
Public Finance Authority, 4.23%, 7/1/32	105,000	105,351
So. Dakota Hsg. Dev. Auth., 3.89%, 5/1/32	20,000	19,462
So. Nassau Comm. Hospital, 4.65%, 8/1/48	100,000	98,395
State of Colorado, 4.05%, 9/1/38	100,000	99,667
Texas Children’s Hospital, 3.37%, 10/1/29	115,000	112,631
Texas St. Pub. Fin. Auth. Charter Sch. Fin., 8.75%, 8/15/27	60,000	61,934
Tulane University, 2.61%, 2/15/36 [1]	100,000	94,932

		1,895,044

U.S. Treasury / Federal Agency Securities - 1.4%
U.S. Treasury Note, 3.13%, 5/15/48	200,000	197,336
U.S. Treasury Strip:
2.93%, 11/15/27 [6]	400,000	303,587
3.21%, 8/15/47 [6]	150,000	59,887

		560,810

Name of Issuer	Quantity	Fair Value ($)

Total Bonds (cost: $12,998,763)		12,843,217

Investment Companies - 1.4%
BlackRock Enhanced Government Fund	8,281	108,315
BlackRock Income Trust	22,700	129,844
Duff & Phelps Utility and Corp. Bond Trust	8,700	72,993
Franklin, Ltd. Duration, Income Trust	8,559	779
Franklin, Ltd. Duration, Income Trust	501	5,100
MFS Intermediate Income Trust	34,400	129,344
Nuveen Multi-Market Income Fund, Inc.	3,953	27,711
Putnam Premier Income Trust	19,000	99,940

Total Investment Companies (cost: $626,312)		574,026

Short-Term Securities - 5.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	2,084,127	2,084,127

(cost: $2,084,127)

Total Investments in Securities - 99.9% (cost: $31,874,637)		40,066,669
Other Assets and Liabilities, net - 0.1%		37,134

Total Net Assets - 100.0%		$40,103,803

*	Non-income producing security.

[1]

Variable rate security. Rate disclosed is as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2018 was $1,391,876 and represented 3.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]

Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2018, 0.2% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2018.

[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

LLC — Limited Liability Company

PLC — Public Limited Company

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Balanced Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	24,565,299	—	—	24,565,299
Asset-Backed Securities	—	852,665	—	852,665
Collateralized Mortgage Obligations	—	3,227,675	—	3,227,675
Corporate Bonds	—	3,824,811	—	3,824,811
Federal Home Loan Mortgage Corporation	—	371,745	—	371,745
Federal National Mortgage Association	—	1,454,769	—	1,454,769
Government National Mortgage Association	—	655,698	—	655,698
Taxable Municipal Securities	—	1,895,044	—	1,895,044
U.S. Treasury / Federal Agency Securities	—	560,810	—	560,810
Investment Companies	574,026	—	—	574,026
Short-Term Securities	2,084,127	—	—	2,084,127

Total:	27,223,452	12,843,217	—	40,066,669

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 99.2%
Commercial Services - 0.4%
S&P Global, Inc.	19,100	3,731,949

Communications - 3.7%
CenturyLink, Inc.	279,575	5,926,990
Verizon Communications, Inc.	580,900	31,014,251

		36,941,241

Consumer Durables - 0.8%
Stanley Black & Decker, Inc.	55,025	8,057,861

Consumer Non-Durables - 5.8%
Coca-Cola Co.	344,450	15,910,146
Conagra Brands, Inc.	419,725	14,258,058
Kraft Heinz Co.	125,800	6,932,838
PepsiCo, Inc.	140,975	15,761,005
Pinnacle Foods, Inc.	75,500	4,893,155

		57,755,202

Consumer Services - 3.8%
Carnival Corp.	167,075	10,654,373
Visa, Inc.	100,400	15,069,036
Walt Disney Co.	105,450	12,331,323

		38,054,732

Electronic Technology - 10.0%
Apple, Inc.	155,275	35,051,779
Applied Materials, Inc.	251,675	9,727,239
Broadcom, Inc.	79,525	19,621,203
Intel Corp.	288,425	13,639,618
Skyworks Solutions, Inc.	102,500	9,297,775
TE Connectivity, Ltd.	68,425	6,016,610
Xilinx, Inc.	81,000	6,493,770

		99,847,994

Energy Minerals - 7.4%
Chevron Corp.	147,175	17,996,559
Devon Energy Corp.	213,917	8,543,845
Marathon Petroleum Corp.	157,950	12,631,262
Occidental Petroleum Corp.	229,775	18,880,612
Suncor Energy, Inc.	407,975	15,784,553

		73,836,831

Finance - 15.5%
American Financial Group, Inc.	71,250	7,906,613
Bank of America Corp.	431,600	12,714,936
Chubb, Ltd.	79,200	10,584,288
CME Group, Inc.	53,450	9,097,724
Comerica, Inc.	75,950	6,850,690
Healthcare Realty Trust, Inc.	164,075	4,800,834
JPMorgan Chase & Co.	228,725	25,809,329
Legg Mason, Inc.	154,014	4,809,857
Lincoln National Corp.	256,550	17,358,173

Name of Issuer	Quantity	Fair Value ($)

Morgan Stanley	333,525	15,532,259
Physicians Realty Trust	309,300	5,214,798
Prudential Financial, Inc.	79,075	8,011,879
Reinsurance Group of America, Inc.	60,325	8,720,582
T Rowe Price Group, Inc.	89,125	9,730,668
US Bancorp	138,500	7,314,185

		154,456,815

Health Services - 3.5%
Quest Diagnostics, Inc.	152,775	16,485,950
UnitedHealth Group, Inc.	70,800	18,835,632

		35,321,582

Health Technology - 13.5%
Abbott Laboratories	308,850	22,657,236
AbbVie, Inc.	170,400	16,116,432
Amgen, Inc.	60,475	12,535,863
Baxter International, Inc.	153,000	11,794,770
Becton Dickinson and Co.	80,525	21,017,025
Johnson & Johnson	228,875	31,623,659
Pfizer, Inc.	368,600	16,244,202
Zimmer Biomet Holdings, Inc.	20,425	2,685,275

		134,674,462

Industrial Services - 1.9%
Jacobs Engineering Group, Inc.	120,025	9,181,912
TransCanada Corp.	255,050	10,319,323

		19,501,235

Process Industries - 4.6%
Avery Dennison Corp.	105,175	11,395,711
DowDuPont, Inc.	256,300	16,482,653
International Paper Co.	210,750	10,358,362
Sherwin-Williams Co.	17,100	7,784,091

		46,020,817

Producer Manufacturing - 9.0%
3M Co.	35,825	7,548,686
Boeing Co.	31,250	11,621,875
Deere & Co.	54,000	8,117,820
General Dynamics Corp.	56,425	11,551,326
Honeywell International, Inc.	96,200	16,007,680
Lockheed Martin Corp.	34,425	11,909,673
Parker-Hannifin Corp.	60,850	11,192,140
Raytheon Co.	57,600	11,903,616

		89,852,816

Retail Trade - 5.3%
CVS Health Corp.	160,050	12,599,136
Home Depot, Inc.	101,175	20,958,401

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Target Corp.	91,225	8,046,957
TJX Cos., Inc.	99,775	11,176,796

		52,781,290

Technology Services - 6.9%
Accenture, PLC	51,525	8,769,555
Alphabet, Inc. - Class A *	6,465	7,803,772
Cognizant Technology Solutions Corp.	93,725	7,230,884
Intuit, Inc.	31,575	7,180,155
Microsoft Corp.	331,650	37,930,810

		68,915,176

Transportation - 3.1%
Delta Air Lines, Inc.	189,450	10,955,894
FedEx Corp.	33,125	7,976,169
Union Pacific Corp.	72,175	11,752,255

		30,684,318

Name of Issuer	Quantity	Fair Value ($)

Utilities - 4.0%
CenterPoint Energy, Inc.	620,550	17,158,208
DTE Energy Co.	102,450	11,180,368
NextEra Energy, Inc.	70,200	11,765,520

		40,104,096

Total Common Stocks (cost: $810,949,107)		990,538,417

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	9,317,510	9,317,510

(cost: $9,317,510)
Total Investments in Securities - 100.1% (cost: $820,266,617)		999,855,927
Other Assets and Liabilities, net - (0.1%)		(1,041,846)

Total Net Assets - 100.0%		$998,814,081

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	990,538,417	—	—	990,538,417
Short-Term Securities	9,317,510	—	—	9,317,510

Total:	999,855,927	—	—	999,855,927

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Global Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.8%
Asia - 1.8%
China/Hong Kong - 0.9%
HSBC Holdings, PLC, ADR	6,475	284,835

Japan - 0.9%
Mitsubishi UFJ Financial Group, Inc., ADR	51,300	317,547

Europe - 22.0%
Germany - 6.7%
adidas AG	1,385	338,715
Allianz SE, ADR	35,000	775,775
Aurelius SE & Co.	5,500	290,306
Bayer AG	3,725	330,410
Siemens AG	4,100	524,240

		2,259,446

Ireland - 2.2%
Accenture, PLC	2,475	421,245
Ingersoll-Rand, PLC	3,275	335,032

		756,277

Netherlands - 2.4%
ING Groep NV, ADR	38,300	496,751
LyondellBasell Industries NV	3,225	330,595

		827,346

Spain - 2.2%
Iberdrola SA	60,400	443,629
Industria de Diseno Textil SA	9,800	296,073

		739,702

Switzerland - 2.9%
Chubb, Ltd.	1,950	260,598
Nestle SA	8,725	726,240

		986,838

United Kingdom - 5.6%
Carnival Corp.	4,900	312,473
Diageo, PLC, ADR	4,425	626,890
DS Smith, PLC	66,175	412,199
RELX, PLC	25,400	533,633

		1,885,195

North America - 72.0%
Canada - 2.4%
Suncor Energy, Inc.	10,275	397,540
TransCanada Corp.	6,300	254,898
Vermilion Energy, Inc.	5,400	177,876

		830,314

Name of Issuer	Quantity	Fair Value ($)

United States - 69.6%
3M Co.	2,225	468,830
Abbott Laboratories	9,150	671,244
AbbVie, Inc.	8,100	766,098
Alphabet, Inc. - Class A *	450	543,186
Apple, Inc.	4,000	902,960
Applied Materials, Inc.	8,175	315,964
Arthur J Gallagher & Co.	4,875	362,895
Avery Dennison Corp.	1,550	167,942
Bank of America Corp.	16,300	480,198
Broadcom, Inc.	1,500	370,095
CenterPoint Energy, Inc.	7,400	204,610
Chevron Corp.	2,075	253,731
Delta Air Lines, Inc.	9,450	546,494
Domtar Corp.	5,400	281,718
DowDuPont, Inc.	8,825	567,536
Goldman Sachs Group, Inc.	1,400	313,936
Home Depot, Inc.	3,000	621,450
Honeywell International, Inc.	3,200	532,480
Intel Corp.	8,625	407,876
International Paper Co.	5,900	289,985
Johnson & Johnson	6,925	956,827
JPMorgan Chase & Co.	9,650	1,088,906
KeyCorp	16,800	334,152
Lockheed Martin Corp.	1,815	627,917
Macquarie Infrastructure Corp.	5,275	243,336
Marathon Petroleum Corp.	7,950	635,762
McDonald’s Corp.	1,525	255,117
Microsoft Corp.	14,400	1,646,928
Occidental Petroleum Corp.	5,975	490,966
Parker-Hannifin Corp.	2,250	413,842
PepsiCo, Inc.	5,775	645,645
Pfizer, Inc.	20,600	907,842
Prudential Financial, Inc.	3,725	377,417
Rockwell Automation, Inc.	1,825	342,224
Scotts Miracle-Gro Co.	3,225	253,904
Sherwin-Williams Co.	800	364,168
Starbucks Corp.	11,050	628,082
T Rowe Price Group, Inc.	4,800	524,064
Union Pacific Corp.	4,600	749,018
United Technologies Corp.	2,675	373,992
US Bancorp	9,475	500,375
Verizon Communications, Inc.	22,100	1,179,919
Waste Management, Inc.	5,900	533,124
WEC Energy Group, Inc.	6,775	452,299

		23,595,054

Total Common Stocks (cost: $25,316,891)		32,482,554

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 3.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	1,291,358	1,291,358

(cost: $1,291,358)

Total Investments in Securities - 99.6% (cost: $26,608,249)		33,773,912

Other Assets and Liabilities, net - 0.4%		149,464

Total Net Assets - 100.0%		$33,923,376

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	19.6%
Producer Manufacturing	10.7
Health Technology	9.7
Process Industries	8.8
Technology Services	7.7
Consumer Non-Durables	6.9
Electronic Technology	5.9
Energy Minerals	5.8
Consumer Services	5.1
Transportation	3.8
Communications	3.6
Utilities	3.2
Industrial Services	2.3
Retail Trade	1.8
Consumer Durables	0.9
Short-Term Securities	3.8

99.6
Other Assets and Liabilities, net	0.4

100.0%

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Canada	830,314	—	—	830,314
China/Hong Kong	284,835	—	—	284,835
Germany	775,775	1,483,671	—	2,259,446
Ireland	756,277	—	—	756,277
Japan	317,547	—	—	317,547
Netherlands	827,346	—	—	827,346
Spain	—	739,702	—	739,702
Switzerland	260,598	726,240	—	986,838
United Kingdom	1,472,996	412,199	—	1,885,195
United States	23,595,054	—	—	23,595,054
Short-Term Securities	1,291,358	—	—	1,291,358

Total:	30,412,100	3,361,812	—	33,773,912

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit ESG Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.2%
Asia - 2.6%
China/Hong Kong - 0.9%
HSBC Holdings, PLC, ADR	1,300	57,187

Japan - 1.7%
Mitsubishi UFJ Financial Group, Inc., ADR	8,325	51,532
Sony Corp., ADR	800	48,520

		100,052

Europe - 24.4%
Germany - 7.9%
adidas AG, ADR	350	42,754
Allianz SE, ADR	9,900	219,433
Bayer AG	1,290	114,424
Siemens AG, ADR	1,725	110,158

		486,769

Ireland - 4.0%
Accenture, PLC	450	76,590
Ingersoll-Rand, PLC	1,625	166,238

		242,828

Netherlands - 1.9%
ING Groep NV, ADR	8,775	113,812

Spain - 2.7%
Iberdrola SA, ADR	2,950	86,642
Industria de Diseno Textil SA	2,575	77,795

		164,437

Switzerland - 2.1%
Nestle SA, ADR	1,550	128,960

United Kingdom - 5.8%
Coca-Cola European Partners, PLC	2,100	95,487
Diageo, PLC, ADR	700	99,169
RELX, PLC, ADR	4,700	98,371
Royal Dutch Shell, PLC, ADR - Class B	875	62,064

		355,091

North America - 69.2%
Canada - 2.6%
Suncor Energy, Inc.	4,100	158,629

United States - 66.6%
3M Co.	600	126,426
AbbVie, Inc.	1,450	137,141
Adobe Systems, Inc. *	500	134,975
Allstate Corp.	525	51,818
Alphabet, Inc. - Class A *	125	150,885
Apple, Inc.	675	152,374
Baxter International, Inc.	850	65,526
Boston Scientific Corp. *	3,000	115,500
Cognizant Technology Solutions Corp.	750	57,862
Delta Air Lines, Inc.	1,500	86,745
DowDuPont, Inc.	1,700	109,327

Name of Issuer	Quantity	Fair Value ($)

Ecolab, Inc.	775	121,504
Facebook, Inc. *	320	52,627
FedEx Corp.	485	116,783
Goldman Sachs Group, Inc.	500	112,120
Home Depot, Inc.	745	154,327
Intel Corp.	3,050	144,234
Johnson & Johnson	975	134,716
JPMorgan Chase & Co.	1,725	194,649
KeyCorp	2,500	49,725
Legg Mason, Inc.	1,600	49,968
Lockheed Martin Corp.	185	64,003
Marriott International, Inc.	1,100	145,233
Microsoft Corp.	2,000	228,740
NIKE, Inc.	700	59,304
Occidental Petroleum Corp.	1,200	98,604
PepsiCo, Inc.	875	97,825
Pfizer, Inc.	3,375	148,736
Prudential Financial, Inc.	800	81,056
Rockwell Automation, Inc.	350	65,632
Starbucks Corp.	2,750	156,310
T Rowe Price Group, Inc.	925	100,992
TJX Cos., Inc.	690	77,294
UnitedHealth Group, Inc.	375	99,765
Verizon Communications, Inc.	3,625	193,539
Visa, Inc.	875	131,329

		4,067,594

Total Common Stocks (cost: $4,596,734)		5,875,359

Short-Term Securities - 3.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	224,940	224,940

(cost: $224,940)

Total Investments in Securities - 99.9% (cost: $4,821,674)		6,100,299
Other Assets and Liabilities, net - 0.1%		3,681

Total Net Assets - 100.0%		$6,103,980

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	17.7%
Technology Services	11.5
Health Technology	9.9
Consumer Services	8.7
Producer Manufacturing	8.7
Consumer Non-Durables	8.6
Process Industries	5.7
Energy Minerals	5.2
Electronic Technology	4.9
Retail Trade	3.8
Transportation	3.3
Communications	3.1
Consumer Durables	2.1
Health Services	1.6
Utilities	1.4
Short-Term Securities	3.7

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

		Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks
Canada	158,629	—	—	158,629
China/Hong Kong	57,187	—	—	57,187
Germany	372,345	114,424	—	486,769
Ireland	242,828	—	—	242,828
Japan	100,052	—	—	100,052
Netherlands	113,812	—	—	113,812
Spain	86,642	77,795	—	164,437
Switzerland	128,960	—	—	128,960
United Kingdom	355,091	—	—	355,091
United States	4,067,594	—	—	4,067,594
Short-Term Securities	224,940	—	—	224,940

Total:	5,908,080	192,219	—	6,100,299

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Small Cap Dividend Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.5%
Commercial Services - 4.9%
Booz Allen Hamilton Holding Corp.	6,575	326,317
Brink’s Co.	2,750	191,812
Deluxe Corp.	3,350	190,749
Herman Miller, Inc.	5,700	218,880

		927,758

Communications - 1.2%
Shenandoah Telecommunications Co.	6,000	232,500

Consumer Durables - 4.1%
Acushnet Holdings Corp.	5,200	142,636
Ethan Allen Interiors, Inc.	6,600	136,950
National Presto Industries, Inc.	1,350	175,028
Snap-On, Inc.	700	128,520
Thor Industries, Inc.	2,300	192,510

		775,644

Consumer Non-Durables - 3.2%
Carter’s, Inc.	900	88,740
Pinnacle Foods, Inc.	4,750	307,848
Sensient Technologies Corp.	2,800	214,228

		610,816

Consumer Services - 7.2%
Dunkin’ Brands Group, Inc.	2,625	193,515
Nexstar Media Group, Inc.	3,350	272,690
Service Corp. International	6,250	276,250
Strategic Education, Inc.	2,690	368,611
Vail Resorts, Inc.	900	246,978

		1,358,044

Electronic Technology - 5.6%
Cabot Microelectronics Corp.	1,750	180,548
MKS Instruments, Inc.	4,600	368,690
Monolithic Power Systems, Inc.	2,575	323,240
Power Integrations, Inc.	2,800	176,960

		1,049,438

Energy Minerals - 1.8%
Delek US Holdings, Inc.	3,600	152,748
Vermilion Energy, Inc.	5,625	185,288

		338,036

Finance - 25.2%
American Equity Investment Life Holding Co.	3,950	139,672
American National Insurance Co.	600	77,574
Axis Capital Holdings, Ltd.	4,150	239,496
Carlyle Group LP	8,025	180,964
East West Bancorp, Inc.	6,900	416,553
Evercore Partners, Inc.	2,100	211,155
Farmland Partners, Inc.	13,275	88,942
Great Western Bancorp, Inc.	5,700	240,483
Hanover Insurance Group, Inc.	1,075	132,623

Name of Issuer	Quantity	Fair Value ($)

Hercules Capital, Inc.	9,600	126,336
Kingstone Cos, Inc.	7,600	144,400
Legg Mason, Inc.	7,600	237,348
Macquarie Infrastructure Corp.	4,150	191,440
Old National Bancorp	9,550	184,315
PacWest Bancorp	7,425	353,801
People’s United Financial, Inc.	16,325	279,484
Physicians Realty Trust	9,400	158,484
Piper Jaffray Cos	2,875	219,506
Provident Financial Services, Inc.	9,528	233,912
QTS Realty Trust, Inc.	3,500	149,345
Stifel Financial Corp.	4,000	205,040
STORE Capital Corp.	6,600	183,414
Wintrust Financial Corp.	4,000	339,760

		4,734,047

Health Services - 2.6%
Encompass Health Corp.	4,350	339,082
Healthcare Services Group, Inc.	3,625	147,248

		486,330

Health Technology - 4.7%
Mesa Laboratories, Inc.	1,350	250,587
PerkinElmer, Inc.	1,675	162,927
STERIS, PLC	1,900	217,360
Teleflex, Inc.	525	139,697
West Pharmaceutical Services, Inc.	950	117,296

		887,867

Industrial Services - 2.0%
EMCOR Group, Inc.	1,900	142,709
KBR, Inc.	10,775	227,676

		370,385

Non-Energy Minerals - 0.9%
Commercial Metals Co.	3,950	81,054
PotlatchDeltic Corp.	2,000	81,900

		162,954

Process Industries - 8.7%
Apogee Enterprises, Inc.	4,325	178,709
Avery Dennison Corp.	1,900	205,865
Domtar Corp.	3,575	186,508
Huntsman Corp.	4,650	126,620
Ingredion, Inc.	1,375	144,320
Neenah, Inc.	1,550	133,765
Orion Engineered Carbons SA	9,475	304,148
Rayonier Advanced Materials, Inc.	6,500	119,795
Scotts Miracle-Gro Co.	3,025	238,158

		1,637,888

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Producer Manufacturing - 11.5%
Anixter International, Inc. *	1,900	133,570
Applied Industrial Technologies, Inc.	3,850	301,262
Carlisle Cos, Inc.	1,700	207,060
Crane Co.	2,400	236,040
Hubbell, Inc.	1,850	247,104
Lincoln Electric Holdings, Inc.	1,725	161,184
MSA Safety, Inc.	2,700	287,388
MTS Systems Corp.	3,225	176,569
Oshkosh Corp.	3,600	256,464
Watsco, Inc.	900	160,290

		2,166,931

Retail Trade - 1.6%
Camping World Holdings, Inc.	9,600	204,672
Casey’s General Stores, Inc.	750	96,832

		301,504

Technology Services - 3.1%
Blackbaud, Inc.	2,150	218,182
ManTech International Corp.	2,700	170,910
Science Applications International Corp.	2,350	189,410

		578,502

Name of Issuer	Quantity	Fair Value ($)

Transportation - 3.2%
Alaska Air Group, Inc.	2,625	180,757
Golar LNG, Ltd.	6,375	177,225
Knight-Swift Transportation Holdings, Inc.	3,375	116,370
Schneider National, Inc.	5,000	124,900

		599,252

Utilities - 3.0%
Black Hills Corp.	2,000	116,180
Covanta Holding Corp.	11,000	178,750
New Jersey Resources Corp.	3,775	174,028
Spire, Inc.	1,375	101,131

		570,089

Total Common Stocks (cost: $14,955,654)		17,787,985

Investment Companies - 0.7%
Tortoise Energy Infrastructure Corp.	4,800	129,264

(cost: $157,933)
Short-Term Securities - 4.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	887,287	887,287

(cost: $887,287)
Total Investments in Securities - 99.9% (cost: $16,000,874)		18,804,536
Other Assets and Liabilities, net - 0.1%		12,773

Total Net Assets - 100.0%		$18,817,309

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	17,787,985	—	—	17,787,985
Investment Companies	129,264	—	—	129,264
Short-Term Securities	887,287	—	—	887,287

Total:	18,804,536	—	—	18,804,536

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Small Cap Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.3%
Commercial Services - 4.8%
ASGN, Inc. *	21,250	1,677,263
Booz Allen Hamilton Holding Corp.	40,100	1,990,163
Brink’s Co.	13,300	927,675
Deluxe Corp.	8,800	501,072

		5,096,173

Communications - 0.6%
Shenandoah Telecommunications Co.	16,100	623,875

Consumer Durables - 5.4%
Acushnet Holdings Corp.	28,200	773,526
Century Communities, Inc. *	16,400	430,500
Ethan Allen Interiors, Inc.	22,600	468,950
Snap-On, Inc.	4,000	734,400
Take-Two Interactive Software, Inc. *	17,100	2,359,629
Thor Industries, Inc.	11,200	937,440

		5,704,445

Consumer Non-Durables - 2.0%
Pinnacle Foods, Inc.	25,400	1,646,174
Primo Water Corp. *	26,200	472,910

		2,119,084

Consumer Services - 7.7%
Adtalem Global Education, Inc. *	12,725	613,345
Cinemark Holdings, Inc.	25,200	1,013,040
Dunkin’ Brands Group, Inc.	14,700	1,083,684
Grand Canyon Education, Inc. *	7,500	846,000
Nexstar Media Group, Inc.	13,775	1,121,285
Service Corp. International	28,600	1,264,120
Strategic Education, Inc.	6,803	932,215
Vail Resorts, Inc.	5,000	1,372,100

		8,245,789

Electronic Technology - 7.6%
Arista Networks, Inc. *	8,700	2,312,982
Cabot Microelectronics Corp.	4,700	484,899
Ciena Corp. *	27,000	843,480
MKS Instruments, Inc.	15,750	1,262,362
Monolithic Power Systems, Inc.	9,200	1,154,876
Skyworks Solutions, Inc.	21,900	1,986,549

		8,045,148

Energy Minerals - 1.4%
Andeavor	7,331	1,125,309
Delek US Holdings, Inc.	9,800	415,814

		1,541,123

Finance - 7.3%
Affiliated Managers Group, Inc.	6,100	833,992
East West Bancorp, Inc.	10,100	609,737
First Republic Bank	12,600	1,209,600

Name of Issuer	Quantity	Fair Value ($)

Legg Mason, Inc.	31,800	993,114
PacWest Bancorp	23,600	1,124,540
SVB Financial Group *	6,400	1,989,312
Western Alliance Bancorp *	8,700	494,943
Wintrust Financial Corp.	5,700	484,158

		7,739,396

Health Services - 2.2%
AAC Holdings, Inc. *	48,600	370,818
Encompass Health Corp.	14,600	1,138,070
Healthcare Services Group, Inc.	21,690	881,048

		2,389,936

Health Technology - 17.1%
Alexion Pharmaceuticals, Inc. *	4,500	625,545
Align Technology, Inc. *	4,650	1,819,173
Bio-Techne Corp.	5,400	1,102,194
Catalent, Inc. *	12,350	562,542
Corcept Therapeutics, Inc. *	68,100	954,762
Exact Sciences Corp. *	18,900	1,491,588
Insulet Corp. *	8,000	847,600
iRhythm Technologies, Inc. *	8,000	757,280
K2M Group Holdings, Inc. *	65,600	1,795,472
Kindred Biosciences, Inc. *	49,775	694,361
PerkinElmer, Inc.	8,400	817,068
RA Medical Systems, Inc. *	9,100	165,620
Sarepta Therapeutics, Inc. *	13,400	2,164,234
STERIS, PLC	10,200	1,166,880
Supernus Pharmaceuticals, Inc. *	17,100	860,985
T2 Biosystems, Inc. *	123,000	916,350
West Pharmaceutical Services, Inc.	5,000	617,350
Wright Medical Group NV *	30,200	876,404

		18,235,408

Industrial Services - 5.5%
Advanced Disposal Services, Inc. *	48,100	1,302,548
EMCOR Group, Inc.	18,700	1,404,557
KBR, Inc.	43,500	919,155
Waste Connections, Inc.	27,400	2,185,698

		5,811,958

Process Industries - 3.5%
Apogee Enterprises, Inc.	22,100	913,172
Domtar Corp.	15,800	824,286
Rayonier Advanced Materials, Inc.	35,100	646,893
Scotts Miracle-Gro Co.	16,800	1,322,664

		3,707,015

Producer Manufacturing - 9.5%
Anixter International, Inc. *	13,400	942,020
Applied Industrial Technologies, Inc.	12,115	947,999
Crane Co.	13,600	1,337,560
Hubbell, Inc.	10,000	1,335,700
IDEX Corp.	8,100	1,220,346

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Lincoln Electric Holdings, Inc.	9,600	897,024
MSA Safety, Inc.	12,700	1,351,788
MTS Systems Corp.	7,900	432,525
Oshkosh Corp.	13,800	983,112
Watsco, Inc.	4,000	712,400

		10,160,474

Retail Trade - 2.5%
Camping World Holdings, Inc.	38,250	815,490
Casey’s General Stores, Inc.	4,300	555,173
Ulta Beauty, Inc. *	4,650	1,311,858

		2,682,521

Technology Services - 17.4%
ANSYS, Inc. *	4,900	914,732
Aspen Technology, Inc. *	14,500	1,651,695
Blackbaud, Inc.	12,000	1,217,760
Euronet Worldwide, Inc. *	18,300	1,834,026
Eventbrite, Inc. *	4,700	178,459
Globant SA *	7,200	424,728
GoDaddy, Inc. *	12,550	1,046,544
Guidewire Software, Inc. *	11,700	1,181,817
HubSpot, Inc. *	8,000	1,207,600
Paycom Software, Inc. *	18,300	2,844,003
PTC, Inc. *	19,300	2,049,467
Qualys, Inc. *	9,450	841,995
Talend SA, ADR *	14,000	976,360
Ultimate Software Group, Inc. *	6,675	2,150,618

		18,519,804

Name of Issuer	Quantity	Fair Value ($)

Transportation - 2.7%
Alaska Air Group, Inc.	11,500	791,890
Atlas Air Worldwide Holdings, Inc. *	14,800	943,500
Golar LNG, Ltd.	23,700	658,860
Knight-Swift Transportation Holdings, Inc.	14,800	510,304

		2,904,554

Utilities - 1.1%
Covanta Holding Corp.	11,800	191,750
Fortis, Inc.	12,107	392,509
Spire, Inc.	7,525	553,464

		1,137,723

Total Common Stocks (cost: $64,819,043)		104,664,426

Short-Term Securities - 2.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	2,132,464	2,132,464

(cost: $2,132,464)
Total Investments in Securities - 100.3% (cost: $66,951,507)		106,796,890
Other Assets and Liabilities, net - (0.3%)		(293,241)

Total Net Assets - 100.0%		$106,503,649

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	104,664,426	—	—	104,664,426
Short-Term Securities	2,132,464	—	—	2,132,464

Total:	106,796,890	—	—	106,796,890

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit International Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.7%
Asia - 22.3%
Australia - 2.2%
Amcor, Ltd.	12,100	119,587
Rio Tinto, PLC, ADR	4,700	239,794
Westpac Banking Corp., ADR	8,300	166,083

		525,464

China/Hong Kong - 8.1%
AIA Group, Ltd.	32,200	287,125
Alibaba Group Holding, Ltd., ADR *	2,350	387,186
Baidu, Inc., ADR *	950	217,246
HSBC Holdings, PLC, ADR	7,025	309,030
Ping An Insurance Group Co. of China, Ltd.	22,500	227,930
Tencent Holdings, Ltd.	10,900	445,056
WH Group, Ltd.	70,500	49,495

		1,923,068

Japan - 8.8%
Keyence Corp.	600	348,532
Makita Corp.	6,700	335,510
Mitsubishi UFJ Financial Group, Inc., ADR	43,000	266,170
Nintendo Co., Ltd.	1,000	363,833
Secom Co., Ltd.	2,300	187,431
Sony Corp., ADR	3,200	194,080
Suzuki Motor Corp.	7,300	418,371

		2,113,927

Singapore - 1.2%
DBS Group Holdings, Ltd.	15,600	297,604

South Korea - 2.0%
LG Chem, Ltd.	550	181,194
Samsung Electronics Co., Ltd., GDR	285	298,611

		479,805

Europe - 63.7%
Belgium - 0.8%
Anheuser-Busch InBev NV, ADR	2,070	181,270

Denmark - 0.7%
Danske Bank A/S	5,900	154,654

France - 8.8%
AXA SA	11,750	314,849
BNP Paribas SA	5,720	350,273
Dassault Systemes SA	3,225	482,580
Safran SA	3,900	546,093
Schneider Electric SE	5,000	401,485

		2,095,280

Germany - 9.1%
adidas AG	1,630	398,632
Allianz SE	2,400	534,160
Aurelius SE & Co.	4,160	219,577

Name of Issuer	Quantity	Fair Value ($)

Bayer AG	5,300	470,113
Deutsche Post AG	5,400	191,993
Siemens AG	2,900	370,804

		2,185,279

Ireland - 1.0%
CRH, PLC, ADR	7,400	242,128

Luxembourg - 0.5%
Globant SA *	2,050	120,930

Netherlands - 7.7%
ASML Holding NV	1,700	319,634
ING Groep NV	34,900	452,970
Koninklijke Philips NV	6,500	295,815
LyondellBasell Industries NV	3,500	358,785
RELX, PLC	20,100	422,285

		1,849,489

Spain - 2.9%
Iberdrola SA	54,200	398,091
Industria de Diseno Textil SA	9,950	300,605

		698,696

Sweden - 2.1%
Hexagon AB	5,200	304,443
Nordea Bank AB	17,000	184,970

		489,413

Switzerland - 8.2%
Garmin, Ltd.	1,700	119,085
Interroll Holding AG	120	233,880
Nestle SA	8,200	682,540
Novartis AG	4,650	400,265
Partners Group Holding AG	75	59,454
Roche Holding AG	1,470	355,469
Zurich Insurance Group AG	380	119,816

		1,970,509

United Kingdom - 21.9%
Ashtead Group, PLC	9,600	304,593
ASOS, PLC *	4,275	320,568
Atlassian Corp., PLC *	4,450	427,823
Babcock International Group, PLC	25,300	238,275
BAE Systems, PLC	37,500	307,501
British American Tobacco, PLC	2,500	116,552
Carnival Corp.	4,200	267,834
Cineworld Group, PLC	99,500	408,839
Coca-Cola European Partners, PLC	5,400	245,538
Diageo, PLC, ADR	3,075	435,635
DS Smith, PLC	50,600	315,183
Just Eat, PLC *	18,500	161,462
Prudential, PLC	12,200	279,724
Reckitt Benckiser Group, PLC	5,800	529,833
Royal Dutch Shell, PLC, ADR - Class A	4,500	306,630

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Royal Dutch Shell, PLC, ADR - Class B	3,700	262,441
STERIS, PLC	2,700	308,880

		5,237,311

North America - 9.7%
Canada - 5.9%
Alimentation Couche-Tard, Inc.	3,700	185,079
Suncor Energy, Inc.	13,100	506,839
TransCanada Corp.	6,900	279,174
Waste Connections, Inc.	5,450	434,746

		1,405,838

United States - 3.8%
Booking Holdings, Inc. *	100	198,400
Broadcom, Inc.	1,350	333,086
Euronet Worldwide, Inc. *	3,725	373,320

		904,806

Total Common Stocks
(cost: $18,923,891)		22,875,471

Investment Companies - 1.2%
iShares MSCI India ETF	8,700	282,489

(cost: $258,887)
Short-Term Securities - 3.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	828,208	828,208

(cost: $828,208)

Total Investments in Securities - 100.4% (cost: $20,010,986)		23,986,168
Other Assets and Liabilities, net - (0.4%)		(86,777)

Total Net Assets - 100.0%		$23,899,391

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	19.0%
Producer Manufacturing	11.7
Consumer Non-Durables	11.0
Technology Services	10.2
Process Industries	6.0
Electronic Technology	5.9
Consumer Durables	5.3
Consumer Services	4.6
Energy Minerals	4.5
Health Technology	4.5
Retail Trade	3.7
Industrial Services	3.0
Non-Energy Minerals	2.0
Commercial Services	1.8
Utilities	1.7
Transportation	0.8
Investment Companies	1.2
Short-Term Securities	3.5

100.4
Other Assets and Liabilities, net	(0.4)

100.0%

See accompanying notes to schedule of investments.
18

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	405,877	119,587	—	525,464
Belgium	181,270	—	—	181,270
Canada	1,405,838	—	—	1,405,838
China/Hong Kong	913,462	1,009,606	—	1,923,068
Denmark	—	154,654	—	154,654
France	—	2,095,280	—	2,095,280
Germany	—	2,185,279	—	2,185,279
Ireland	242,128	—	—	242,128
Japan	460,250	1,653,677	—	2,113,927
Luxembourg	120,930	—	—	120,930
Netherlands	1,396,519	452,970	—	1,849,489
Singapore	—	297,604	—	297,604
South Korea	—	479,805	—	479,805
Spain	—	698,696	—	698,696
Sweden	—	489,413	—	489,413
Switzerland	119,085	1,851,424	—	1,970,509
United Kingdom	2,254,781	2,982,530	—	5,237,311
United States	904,806	—	—	904,806
Investment Companies	282,489	—	—	282,489
Short-Term Securities	828,208	—	—	828,208

Total:	9,515,643	14,470,525	—	23,986,168

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Developing Markets Growth Fund

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.2%
Africa/Middle East - 11.5%
Israel - 3.5%
NICE Systems, Ltd., ADR *	3,350	383,474

South Africa - 8.0%
Bid Corp., Ltd.	13,200	275,134
Bidvest Group, Ltd.	5,525	72,271
Naspers, Ltd.	1,635	352,095
Sasol, Ltd., ADR	4,200	162,288

		861,788

Asia - 70.5%
Australia - 1.2%
Rio Tinto, PLC, ADR	2,475	126,274

China/Hong Kong - 38.2%
AIA Group, Ltd.	21,400	190,822
Alibaba Group Holding, Ltd., ADR *	3,150	518,994
Baidu, Inc., ADR *	1,125	257,265
China Construction Bank Corp.	359,000	313,802
China Life Insurance Co., Ltd., ADR	11,100	126,429
China Mengniu Dairy Co., Ltd.	56,000	186,167
China Petroleum & Chemical Corp., ADR	3,100	311,364
CNOOC, Ltd., ADR	300	59,262
CSPC Pharmaceutical Group, Ltd.	120,000	253,828
Ctrip.com International, Ltd., ADR *	5,000	185,850
ENN Energy Holdings, Ltd.	28,000	243,421
Hong Kong Exchanges & Clearing, Ltd.	2,900	82,866
JD.com, Inc., ADR *	4,450	116,101
PetroChina Co., Ltd., ADR	700	57,008
Ping An Insurance Group Co. of China, Ltd.	17,000	172,214
Sinopharm Group Co., Ltd.	52,500	256,855
TAL Education Group, ADR *	10,300	264,813
Tencent Holdings, Ltd.	11,400	465,471
WH Group, Ltd.	104,000	73,014

		4,135,546

India - 2.3%
HDFC Bank, Ltd., ADR	2,675	251,718

Indonesia - 2.4%
Astra International Tbk PT	176,000	86,715
XL Axiata Tbk PT *	948,800	175,672

		262,387

Japan - 2.3%
Suzuki Motor Corp.	4,300	246,438

Singapore - 2.5%
DBS Group Holdings, Ltd.	14,500	276,619

South Korea - 12.7%
E-Mart Co., Inc.	1,200	224,513
LG Chem, Ltd.	450	148,250
Medy-Tox, Inc.	350	195,362

Name of Issuer	Quantity	Fair Value ($)

Samsung Electronics Co., Ltd.	12,250	512,673
Shinhan Financial Group Co., Ltd.	7,200	290,941

		1,371,739

Taiwan - 7.6%
Cathay Financial Holding Co., Ltd.	82,085	141,072
Hon Hai Precision Industry Co., Ltd., GDR	27,700	145,811
President Chain Store Corp.	16,000	187,852
Taiwan Semiconductor Co.	37,482	319,854
Taiwan Semiconductor Co., ADR	600	26,496

		821,085

Thailand - 1.3%
Bangkok Bank PCL	21,200	142,921

Latin America - 8.1%
Brazil - 1.7%
Ambev SA, ADR	10,800	49,356
Banco Bradesco SA	19,003	134,480

		183,836

Chile - 4.6%
Banco Santander Chile, ADR	4,700	150,306
Geopark, Ltd. *	16,700	340,680

		490,986

Peru - 1.8%
Southern Copper Corp.	4,600	198,444

North America - 2.1%
United States - 2.1%
Broadcom, Inc.	600	148,038
Skyworks Solutions, Inc.	925	83,907

		231,945

Total Common Stocks (cost: $7,443,561)		9,985,200

Investment Companies - 3.3%
iShares MSCI India ETF	11,100	360,417

(cost: $334,045)
Short-Term Securities - 5.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	558,116	558,116

(cost: $558,116)

Total Investments in Securities - 100.7% (cost: $8,335,722)		10,903,733
Other Assets and Liabilities, net - (0.7%)		(73,188)

Total Net Assets - 100.0%		$10,830,545

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
20

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Developing Markets Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	21.0%
Electronic Technology	15.0
Retail Trade	13.9
Energy Minerals	8.6
Technology Services	6.7
Health Technology	6.5
Consumer Services	6.3
Investment Companies	3.3
Non-Energy Minerals	3.0
Consumer Non-Durables	2.9
Consumer Durables	2.3
Utilities	2.2
Communications	1.6
Process Industries	1.4
Producer Manufacturing	0.8
Short-Term Securities	5.2

100.7
Other Assets and Liabilities, net	(0.7)

100.0%

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	126,274	—	—	126,274
Brazil	183,836	—	—	183,836
Chile	490,986	—	—	490,986
China/Hong Kong	2,153,941	1,981,605	—	4,135,546
India	251,718	—	—	251,718
Indonesia	—	262,387	—	262,387
Israel	383,474	—	—	383,474
Japan	—	246,438	—	246,438
Peru	198,444	—	—	198,444
Singapore	—	276,619	—	276,619
South Africa	162,288	699,500	—	861,788
South Korea	—	1,371,739	—	1,371,739
Taiwan	26,496	794,589	—	821,085
Thailand	—	142,921	—	142,921
United States	231,945	—	—	231,945
Investment Companies	360,417	—	—	360,417
Short-Term Securities	558,116	—	—	558,116

Total:	5,127,935	5,775,798	—	10,903,733

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchanges. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
22

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2018 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

23

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

(Continued)

At September 30, 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$8,481,393	($289,361)	$8,192,032	$31,874,637
Dividend Growth	191,429,160	(11,839,850)	179,589,310	820,266,617
Global Dividend Growth	7,564,285	(398,622)	7,165,663	26,608,249
ESG Growth	1,323,870	(45,245)	1,278,625	4,821,674
Small Cap Dividend Growth	3,331,089	(527,427)	2,803,662	16,000,874
Small Cap Growth	41,213,782	(1,368,399)	39,845,383	66,951,507
International Growth	4,777,401	(802,219)	3,975,182	20,010,986
Developing Markets Growth	2,794,698	(226,687)	2,568,011	8,335,722

24

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	October 24, 2018

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	October 24, 2018